Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

21. Leases

The Company leases office and laboratory facilities of 2,960 square meters at Zernikedreef in Leiden, the Netherlands, where our headquarters and our laboratories are located. The current lease agreement for these facilities ends on June 30, 2020. A renewed lease agreement is in place for a 10-year period starting on July 1, 2020, which may be extended for subsequent 5-year terms. This new lease agreement will increase the number of square meters leased to 4,772 and contains no significant dismantling requirements.

The lease liability and the corresponding right-of-use asset for the Leiden office and laboratory facilities initially recognized on January 1, 2019 both amounted to € 2,359,000. In September 2019, the lease agreement was modified, resulting in a reduction in the carrying amount of the right-of-use asset of € 566,000 and a reduction in the lease liability of € 590,000. The modification consisted of a change in the termination date from December 31, 2020 to June 30, 2020, as a result of the new lease commencing on July 1, 2020.

The following table summarizes the relevant disclosures in relation to our leases in 2019:

2019
(€ in thousands)
Depreciation charge for right-of-use asset	1,187
Interest expense on lease liability	48
Expense relating to short-term leases	189
Total cash outflow for leases	1,310
Additions to right-of-use assets during the period	—

The carrying amount of the right-of-use asset at the end of the reporting period is disclosed in note 7 Property, Plant & Equipment.

A maturity analysis of our lease liability is included in note 5 Financial Risk Management under (c) Liquidity risk. The total undiscounted commitment for the new lease agreement to which the Company had committed at December 31, 2019 amounts to € 12,864,000. This amount does not include potential commitments that may arise from contractual extension options, as the Company is not reasonably certain that any extension options will be exercised.

The lease expenditure charged to the income statement in 2018 amounted to € 1,813,000  (2017: € 2,103,000).

The Company leased out a part of its office in the U.S. and the Netherlands during 2017 and early 2018. In 2019, total sublease income amounted to € nil  (2018: € 174,000,  2017:  € 625,000). In 2018 and 2017, sublease income was recorded in other income.